Related Party Balances and Transactions (Details) - Schedule of Investment in Equity Securities Purchased from Related Parties - USD ($)	3 Months Ended	12 Months Ended
	Jul. 31, 2023	Apr. 30, 2023	Apr. 30, 2022
Schedule of Investments [Line Items]
Investment in equity securities purchased from related parties	$ 1,614,984	$ 203,440	$ 203,440
Dai Cheong Trading Co Inc [Member]
Schedule of Investments [Line Items]
Nature of Operation	Import and wholesales of groceries	Import and wholesales of groceries
Investment percentage	10.00%	10.00%
Relationship	John Xu, the Company’s Chairman and Chief Executive Officer, controls this entity with 100% ownership through DC Holding CA, Inc.	John Xu, the Company’s Chairman and Chief Executive Officer, controls this entity with 100% ownership through DC Holding CA, Inc.
Investment in equity securities purchased from related parties	$ 162,665	$ 162,665	162,665
HKGF Market of Alhambra, Inc [Member]
Schedule of Investments [Line Items]
Nature of Operation	Supermarket product sales	Supermarket product sales
Investment percentage	10.00%	10.00%
Relationship	Grace Xu, spouse of John Xu, controls this entity with 100% ownership	Grace Xu, spouse of John Xu, controls this entity with 100% ownership
Investment in equity securities purchased from related parties	$ 40,775	$ 40,775	$ 40,775
HKGF Market of Arcadia, LLC [Member]
Schedule of Investments [Line Items]
Nature of Operation	Supermarket product sales
Investment percentage	40.00%
Relationship	40% investee of the Company
Investment in equity securities purchased from related parties	$ 1,411,544